Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
September 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MBX-NPRT1-1122
1.9894032.103
Municipal Bonds - 97.7%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	69,738
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	25,737
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	29,582
Black Belt Energy Gas District Series 2019 A, 4% 6/1/25	180,000	179,195
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	48,270
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	54,737
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	25,000	26,797
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	51,605
Series 2017 B1, 3.25% 9/1/31	45,000	40,812
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	20,000	20,027
Series 2017 B, 3% 7/1/35	30,000	25,111
TOTAL ALABAMA		571,611
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	15,415
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	61,471
Bullhead City Excise Taxes Series 2021, 2.7% 7/1/51	90,000	54,363
City of Lake Havasu Wastewtr. Sys. Rev. Series 2015 B, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	60,000	53,643
Glendale Wtr. & Swr. Rev. Series 2015, 5% 7/1/26	325,000	339,100
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,062
McAllister Academic Village LLC Rev. Series 2016, 5% 7/1/39	175,000	181,415
Mesa Util. Sys. Rev. Series 2016, 3% 7/1/38	125,000	100,723
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	95,230
Series 2017 D, 5% 7/1/25	20,000	20,841
Series 2019 B, 5% 7/1/44 (b)	40,000	39,946
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	28,558
5.5% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	90,655
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,958
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	68,118
Series 2015 A, 5% 12/1/32	25,000	25,919
Series 2017 A, 5% 1/1/28	55,000	59,692
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	20,148
5.25% 12/1/24	15,000	15,281
5.25% 12/1/26	15,000	15,431
Series 2007, 5.25% 12/1/23	15,000	15,167
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	98,116
TOTAL ARIZONA		1,466,252
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	151,823
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	36,111
TOTAL ARKANSAS		187,934
California - 17.1%
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series C, 0% 9/1/36 (Escrowed to Maturity)	90,000	50,724
Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	26,509
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (c)	50,000	48,559
Series 2018 A, 2.625%, tender 4/1/26 (c)	70,000	66,975
Series 2017 S7:
4% 4/1/34	50,000	49,995
4% 4/1/42	10,000	9,205
4% 4/1/47	45,000	40,109
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	10,276
Series S7, 5% 4/1/24	5,000	5,135
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	82,284
California Dept. of Wtr. Resources:
Series 2014, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	160,000	166,263
Series 2017 AX, 5% 12/1/24	160,000	166,603
Series 2019 BA, 5% 12/1/34	90,000	98,849
Series AV, 4% 12/1/31	10,000	10,236
Series BA, 5% 12/1/32	5,000	5,537
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	10,932
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	14,755
Series T1, 5% 3/15/39	20,000	21,949
California Gen. Oblig.:
Series 2007, 5.25% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	105,000	119,394
Series 2012:
3.5% 9/1/32	45,000	44,652
3.5% 9/1/32 (Pre-Refunded to 10/20/22 @ 100)	5,000	5,001
4% 9/1/37	350,000	344,356
Series 2013:
4% 4/1/43	40,000	38,846
5% 9/1/27	70,000	71,158
5% 11/1/30	15,000	15,279
Series 2014:
4% 11/1/44	10,000	9,655
5% 11/1/24	100,000	103,772
5% 12/1/24	15,000	15,328
5% 10/1/28	10,000	10,359
5% 5/1/32	105,000	107,760
5% 8/1/35	20,000	20,510
5% 10/1/39	25,000	25,601
Series 2015:
3.25% 3/1/32	100,000	96,960
4% 3/1/45	100,000	91,800
5% 8/1/23	25,000	25,395
5% 8/1/26	30,000	31,242
5% 8/1/26	20,000	20,998
5% 9/1/26	40,000	42,052
5% 9/1/28	50,000	52,530
5% 8/1/29	20,000	20,978
5% 8/1/30	50,000	52,000
5% 8/1/45	30,000	30,751
Series 2016:
3% 9/1/33	30,000	27,366
5% 9/1/23	50,000	50,864
5% 9/1/24	55,000	56,927
5% 9/1/25	25,000	26,295
5% 9/1/26	15,000	16,018
5% 9/1/30	20,000	21,287
5% 9/1/45	10,000	10,339
Series 2017 A, 5% 8/1/26	65,000	69,327
Series 2017:
4% 8/1/27	55,000	56,484
4% 11/1/36	20,000	19,855
4% 8/1/37	25,000	24,582
5% 8/1/23	40,000	40,631
5% 11/1/24	95,000	98,584
5% 8/1/27	30,000	32,406
5% 11/1/27	25,000	27,097
Series 2018, 5% 10/1/39	110,000	114,515
Series 2019:
3% 10/1/36	50,000	42,763
4% 4/1/25	5,000	5,101
5% 4/1/25	10,000	10,449
5% 4/1/27	5,000	5,376
5% 11/1/27	90,000	97,550
5% 4/1/28	225,000	245,129
5% 4/1/35	85,000	86,788
5% 4/1/37	75,000	76,457
5% 4/1/45	60,000	63,219
Series 2020:
3% 11/1/35	150,000	130,461
4% 3/1/28	60,000	62,064
5% 11/1/28	140,000	153,678
Series 2021:
4% 10/1/37	80,000	78,688
5% 10/1/28	100,000	109,656
Series 2022, 5% 4/1/32	75,000	84,169
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 4% 3/1/43	40,000	34,638
Series 2013 A3, 5% 7/1/23	40,000	40,478
Series 2016 B:
5% 11/15/46	15,000	15,008
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,668
Series 2017 A, 5% 11/1/27	30,000	32,561
Series 2018 A:
4% 11/15/42	20,000	17,880
5% 11/15/24	70,000	72,136
5% 11/15/33	35,000	36,133
Series 2021 A, 4.25% 11/15/31	50,000	50,063
Series A, 5% 8/15/47	15,000	14,487
California Infrastructure and Econ. Dev. Bank Rev. Series 2016:
5% 10/1/26	25,000	26,594
5% 10/1/29	25,000	26,572
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (b)	30,000	25,786
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	40,802
Series 2014 A:
5% 11/1/30 (Pre-Refunded to 11/1/24 @ 100)	95,000	98,584
5% 11/1/33 (Pre-Refunded to 11/1/24 @ 100)	100,000	103,772
Series 2015 A, 5% 11/1/26	15,000	15,819
Series 2016 A:
3.2% 11/1/37	15,000	12,886
5% 11/1/26	40,000	42,493
Series 2017 A, 5% 11/1/24	65,000	67,465
Series 2020 C, 3% 11/1/40	50,000	39,607
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	8,517
5% 1/1/32	30,000	30,604
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 3% 8/15/29	50,000	47,337
Series 2018 A, 3.5% 3/1/38	155,000	132,220
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	26,563
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,305
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,546
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	50,210
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	4,801
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	67,417
Series 2017 B, 5% 6/1/32	45,000	48,466
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	36,209
0% 8/1/38	85,000	41,389
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	54,867
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	67,883
0% 8/1/33	85,000	54,034
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	24,073
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	10,000	9,554
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	20,719
Series 2013 B1, 3.95% 1/15/53 (c)	65,000	52,472
Series 2021 A, 4% 1/15/46	15,000	12,794
Fremont Union High School District, Santa Clara:
Series 2015, 4% 8/1/44	45,000	41,293
Series 2019 A, 4% 8/1/46	30,000	27,230
Fresno Unified School District Series B, 3% 8/1/43	110,000	82,224
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	40,494
Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,481
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	65,000	68,129
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,481
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	100,000	104,815
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	29,637
Series 2016 B, 3% 8/1/45	30,000	21,920
Hayward Unified School District Gen. Oblig. Series 2015, 4% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	180,000	169,375
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	88,792
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	100,000	85,144
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	35,394
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	25,005
5.5% 11/15/37	30,000	31,380
Long Beach Unified School District:
Series 2016, 3% 8/1/32	80,000	72,022
Series B, 0% 8/1/35	90,000	50,799
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/24	95,000	98,259
Series 2017 J, 5% 8/1/28	20,000	21,687
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,668
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,546
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	20,668
Series K, 4% 8/1/35	20,000	20,063
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	47,005
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/36 (b)	80,000	81,080
Series 2020 A, 5% 5/15/38	85,000	89,694
Series 2021 B, 5% 5/15/37	50,000	53,160
Series 2022 C, 4% 5/15/41 (b)	50,000	44,293
Series B, 5% 5/15/48	90,000	93,443
Series C, 5% 5/15/33 (b)	155,000	159,171
Series D, 5% 5/15/26 (b)	5,000	5,184
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	40,189
5% 7/1/24	50,000	50,229
Series 2014 C, 5% 7/1/29	65,000	67,133
Series 2014 D:
5% 7/1/35	105,000	107,852
5% 7/1/44	45,000	46,145
Series 2017 C, 5% 7/1/36	50,000	53,020
Series 2018 C, 5% 7/1/25	95,000	99,681
Series 2019 B, 5% 7/1/35	90,000	96,633
Series 2019 D, 5% 7/1/44	50,000	52,236
Series A, 5% 7/1/31	35,000	37,944
Series B:
5% 7/1/30	50,000	50,693
5% 7/1/30	25,000	27,564
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,653
Series A:
5% 7/1/33	55,000	58,617
5% 7/1/33	5,000	5,400
Series B:
5% 7/1/25	20,000	20,289
5% 7/1/37	100,000	106,290
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	38,550
Los Angeles Solid Waste Resources Rev. Series 2018 A:
4% 2/1/32	35,000	35,464
5% 2/1/25	50,000	52,031
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	10,327
Series 2016 A:
4% 7/1/34	100,000	100,567
5% 7/1/29	80,000	83,933
5% 7/1/40	75,000	77,581
Series 2018 B1, 5% 7/1/23	10,000	10,145
Series 2019 A, 5% 7/1/28	20,000	21,871
Series 2021 A, 5% 7/1/25	50,000	52,477
Series A:
5% 7/1/29	45,000	49,837
5% 7/1/30	25,000	27,701
Series B, 5% 7/1/25	15,000	15,743
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/24	5,000	5,061
Series 2022 A, 5% 6/1/47	85,000	89,884
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	4,100
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	48,646
Series 2020 A, 5% 10/1/36	85,000	92,586
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	20,000	14,683
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	28,879
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	37,972
Series 2017, 0% 8/1/39	5,000	2,309
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	19,812
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	26,329
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	36,989
0% 8/1/32	100,000	67,017
0% 8/1/33	15,000	9,535
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	199,442
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	14,986
Peralta Cmnty. College District Gen. Oblig. Series 2016 A, 4% 8/1/39	130,000	118,198
Perris Union High School District Series A, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	25,000	18,455
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,540
Poway Unified School District:
Series 2011 B, 0% 8/1/34	50,000	30,315
Series B, 0% 8/1/41	190,000	78,303
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	53,307
Sacramento Muni. Util. District Elec. Rev.:
Series 2016 D, 5% 8/15/27	70,000	75,917
Series 2021 I, 5% 8/15/28	100,000	109,753
Sacramento TOT Rev. Series A, 5% 6/1/43	100,000	102,557
San Bernardino Cmnty. College District Series B:
0% 8/1/38	200,000	95,054
0% 8/1/48	45,000	12,458
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	20,000	11,174
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,342
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (b)	175,000	174,783
Series 2019 A, 5% 7/1/34	75,000	79,062
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	135,000	146,126
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	10,000	10,565
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	5,000	5,082
San Diego Reg'l. Bldg. Auth. Lease Rev. Series 2016 A, 5% 10/15/33	60,000	62,826
San Diego Unified School District:
Series 1998 G1:
5.25% 7/1/27	10,000	10,977
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	10,000	11,154
Series 2012 I, 5% 7/1/33	65,000	69,770
Series 2017 I, 4% 7/1/47	15,000	13,841
Series 2017 J, 5% 7/1/30	80,000	86,650
Series B, 3.25% 7/1/48	80,000	60,758
Series C, 0% 7/1/43	40,000	14,297
Series R1, 0% 7/1/30	35,000	25,749
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	37,139
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2020 C1:
4% 8/1/30	125,000	130,926
5% 8/1/29	100,000	111,186
Series A1, 5% 8/1/47	45,000	46,940
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	20,000	21,107
Series 2017 D, 5% 5/1/24 (b)	35,000	35,741
Series 2019 A, 5% 5/1/49 (b)	25,000	24,969
Series 2019 E, 5% 5/1/34 (b)	125,000	127,714
Series 2020 A, 4% 5/1/39 (b)	35,000	31,250
Series 2020 B, 4% 5/1/39	100,000	93,147
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	31,832
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	141,474
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	20,918
Series 2020 A, 5% 11/1/50	30,000	31,406
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/25 (Escrowed to Maturity)	100,000	92,802
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,158
0% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	37,420
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,146
Series 2021 A, 4% 1/15/50	30,000	24,795
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	60,188
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	25,265
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2014 A, 4% 6/15/35	95,000	94,471
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	55,472
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	46,875
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	42,364
0% 9/1/41 (d)	10,000	8,693
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	34,383
Series 2019 A, 3% 5/1/42	100,000	75,548
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	31,582
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	51,357
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	49,800
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	10,000	10,342
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	112,629
Southern California Pub. Pwr. Auth. Rev.:
Series 2007 A, 5.25% 11/1/25	35,000	36,084
Series A, 5.25% 11/1/26	30,000	31,131
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	77,267
Series 2015 AO, 5% 5/15/25	70,000	73,480
Series 2016, 5% 5/15/35	15,000	15,729
Series 2017 AV:
5% 5/15/35	50,000	52,942
5% 5/15/47	110,000	113,292
Series 2017 AY, 5% 5/15/25	50,000	52,486
Series 2017 M, 5% 5/15/32	35,000	37,567
Series 2020 BE:
4% 5/15/47	115,000	103,311
5% 5/15/43	15,000	15,732
Series AM, 5.25% 5/15/37	15,000	15,395
Series AY, 5% 5/15/28	30,000	32,484
Series I:
5% 5/15/23	25,000	25,299
5% 5/15/28	10,000	10,488
Series M, 5% 5/15/36	20,000	21,033
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 4% 1/1/42	10,000	8,300
West Contra Costa Unified School District:
Series 2016 A, 3.125% 8/1/35	215,000	186,388
Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	58,811
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	75,000	58,009
Westminster Redev. Agcy. Series 2016:
3% 11/1/41	25,000	18,536
3% 11/1/45	75,000	52,491
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	140,000	113,098
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	69,313
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	150,000	127,249
3% 8/1/37	30,000	25,031
TOTAL CALIFORNIA		14,612,368
Colorado - 1.7%
Colorado Health Facilities Auth. Rev. Bonds:
Series 2018 A, 4% 11/15/48	5,000	4,320
Series 2019 A, 5% 1/1/30	105,000	114,649
Series 2019 A1:
4% 8/1/37	90,000	80,998
4% 8/1/44	10,000	8,296
Series 2019 A2, 3.25% 8/1/49	90,000	59,532
Series 2021 A, 4% 11/15/46	100,000	87,602
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	30,324
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	25,715
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (b)	55,000	57,271
5% 11/15/28 (b)	30,000	31,266
5% 11/15/29 (b)	20,000	20,773
Series 2018 B, 3.5% 12/1/35	10,000	8,973
Series 2019 C, 5% 11/15/31	20,000	21,618
Denver City & County Gen. Oblig. Series 2022 B, 5% 8/1/23	300,000	304,556
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,049
Denver Dedicated Tax Rev. Series 2021 A, 4% 8/1/42	100,000	91,263
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,282
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	32,016
East Grand County Co. School District # 2 Series 2022, 4% 12/1/46	100,000	89,699
El Paso County Co. Scd # 2 Series 2019, 5% 12/1/37	155,000	165,732
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	135,000	133,649
Univ. of Colorado Enterprise Sys. Rev. Series 2016 B1, 2.75% 6/1/30	15,000	13,759
TOTAL COLORADO		1,407,342
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	61,781
Series 2015 B:
3.375% 6/15/29	25,000	24,705
4% 6/15/33	110,000	108,835
Series 2016 A, 5% 3/15/26	15,000	15,793
Series 2019 A, 5% 4/15/27	15,000	16,014
Series 2020 C:
4% 6/1/30	120,000	122,745
4% 6/1/31	25,000	25,248
Series A:
4% 1/15/25	60,000	60,886
5% 3/15/28	15,000	15,577
Series C, 4% 6/15/24	25,000	25,332
Series D:
4% 8/15/31	45,000	45,213
5% 4/15/26	25,000	26,351
Series E:
3.375% 10/15/36	20,000	17,543
5% 9/15/25	25,000	26,168
5% 10/15/25	20,000	20,958
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/34	45,000	39,533
5% 7/1/24	230,000	233,091
Series R, 3.375% 7/1/37	10,000	8,120
Connecticut Hsg. Fin. Auth.:
Series 2015 A, 3.75% 11/15/40	75,000	66,313
Series 2017 D1, 3.2% 11/15/32	10,000	9,088
Series 2020 A1, 3.5% 11/15/45	190,000	183,187
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	55,920
Series 2015 A:
5% 8/1/28	60,000	62,655
5% 8/1/33	95,000	98,566
Series 2015 B, 5% 8/1/27	55,000	57,451
Series 2016 A, 5% 9/1/31	25,000	26,327
Series 2018 A, 5% 1/1/27	20,000	21,274
Series A, 4% 9/1/35	55,000	53,458
Series B, 5% 10/1/33	15,000	16,014
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	26,856
TOTAL CONNECTICUT		1,571,002
Delaware - 0.8%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	6,000	5,346
Series 2020 A:
5% 1/1/27	125,000	134,086
5% 1/1/30	115,000	128,289
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	60,000	51,582
5% 10/1/32	65,000	69,074
Delaware River & Bay Auth. Rev. Series 2021, 4% 1/1/46	65,000	58,662
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/31	210,000	233,596
TOTAL DELAWARE		680,635
District Of Columbia - 2.3%
District of Columbia Gen. Oblig.:
Series 2014 D, 5% 6/1/31	40,000	41,057
Series 2016 A, 5% 6/1/32	40,000	41,824
Series 2017 A, 5% 6/1/29	10,000	10,634
Series 2019 A, 5% 10/15/28	90,000	98,739
Series 2021 D, 5% 2/1/31	95,000	105,853
District of Columbia Income Tax Rev.:
Series 2020 A, 4% 3/1/45	50,000	45,744
Series 2020 B, 5% 10/1/31	90,000	101,309
District of Columbia Univ. Rev. Series 2017:
5% 4/1/31	25,000	25,787
5% 4/1/32	120,000	123,315
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	35,000
Series 2014 C:
5% 10/1/27	30,000	31,060
5% 10/1/28	25,000	25,859
Series 2016 A, 5% 10/1/31	50,000	52,257
Series 2019 A, 5% 10/1/44	30,000	31,257
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	10,000	6,978
4% 10/1/53	95,000	78,508
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	44,539
0% 10/1/30 (Assured Guaranty Corp. Insured)	65,000	46,201
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	10,108
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	19,896
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	2,534
Series 2010 A, 0% 10/1/37	130,000	57,336
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	50,000
Series 2014 A:
5% 10/1/28 (b)	20,000	20,350
5% 10/1/29 (b)	50,000	50,808
5% 10/1/44 (b)	75,000	74,904
Series 2018 A, 5% 10/1/27 (b)	40,000	41,822
Series 2019 A, 5% 10/1/39 (b)	60,000	60,510
Series 2021 A, 5% 10/1/27 (b)	390,000	407,761
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	42,809
Series 2017 B:
5% 7/1/26	50,000	52,792
5% 7/1/42	50,000	51,615
Series 2018, 5% 7/1/30	35,000	37,392
TOTAL DISTRICT OF COLUMBIA		1,926,558
Florida - 3.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	10,026
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	65,000	60,131
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	35,309
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/44 (b)	75,000	65,357
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/40	5,000	4,542
Series 2017, 3.25% 7/1/39	70,000	57,516
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2017 B, 5% 6/1/30	50,000	53,751
Series 2018 A, 4% 6/1/37	55,000	55,024
Series 2019 D, 4% 6/1/30	65,000	66,756
Series A, 5% 6/1/27	100,000	104,528
Series C:
4% 6/1/28	20,000	20,122
5% 6/1/25	15,000	15,699
Series D, 4% 6/1/32	50,000	50,394
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	45,365
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B, 3% 7/1/43	30,000	22,599
Series 2020 B, 2% 7/1/37	55,000	37,925
Florida Higher Edl. Facilities Fing. Auth.:
(Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	61,172
(Ringling College Proj.) Series 2017, 4% 3/1/47	70,000	54,179
(Rollins College Proj.) Series 2020 A, 3% 12/1/48	65,000	41,784
Florida Hsg. Fin. Corp. Rev. Series 2017 1, 3.6% 7/1/37	30,000	29,028
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/34 (b)	160,000	161,965
Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (b)	30,000	32,024
Series 2019 A, 5% 10/1/27 (b)	10,000	10,455
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 4% 6/1/38 (Pre-Refunded to 6/1/25 @ 100)	25,000	25,379
Series 2016, 3.75% 6/1/41	5,000	4,069
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	45,000	44,985
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	20,192
Series 2019 A:
5% 10/1/27	20,000	21,548
5% 10/1/32	10,000	10,747
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	90,927
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	25,552
Miami Beach Series 2019, 3.25% 5/1/49	25,000	18,476
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	14,957
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	125,000	130,419
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/33 (b)	85,000	85,511
Series 2020 A, 4% 10/1/39	70,000	63,129
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/41	20,000	7,441
Series 2016:
0% 10/1/31	35,000	24,004
0% 10/1/32	25,000	16,272
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	8,502
Series 2018 A, 4% 4/1/53	25,000	20,468
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,222
Series 2015 B, 5% 7/1/27	40,000	41,134
Series 2016 A, 5% 7/1/29	70,000	73,833
(Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/43	10,000	10,415
Series 2015 D, 3% 7/1/39	5,000	3,934
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	85,000	83,603
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/28	120,000	124,458
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 2/1/30	85,000	88,317
Series 2016 C, 5% 2/1/32	90,000	93,028
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	15,137
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	27,248
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	35,000	32,769
Series 2017 B, 3.125% 10/1/39	20,000	15,878
Series 2019 B, 3% 10/1/49	40,000	27,906
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	50,750
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	34,863
Series 2016, 5% 8/1/47	70,000	72,588
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	50,000	52,313
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	19,560
Series 2017, 5% 10/1/27	25,000	26,745
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	75,000	76,040
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,388
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	10,543
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	48,329
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	62,606
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	84,841
South Broward Hosp. District Rev.:
Series 2016 A, 3.5% 5/1/39	15,000	12,621
Series 2021 A, 2.375% 5/1/45	130,000	79,534
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	125,000	108,426
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	195,000	35,226
TOTAL FLORIDA		3,171,484
Georgia - 1.7%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (b)	50,000	42,352
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/28	40,000	41,688
5% 11/1/32	30,000	31,008
5% 11/1/40	20,000	20,500
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	52,186
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	10,000	10,522
Dalton Whitfield County Joint Dev. Auth. Rev. Series 2017, 4% 8/15/48	120,000	103,566
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	75,000	52,564
Series 2019, 5% 6/15/44	30,000	31,602
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	3,687
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	17,688
Series 2020 A, 5% 2/15/31	40,000	41,712
Series 2020 A, 3% 2/15/47	65,000	43,018
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	53,397
Series 2017 A:
5% 2/1/25	75,000	78,149
5% 2/1/27	10,000	10,744
Series 2017 C:
5% 7/1/27	5,000	5,402
5% 7/1/30	25,000	26,993
Series 2018 A:
3% 7/1/33	25,000	22,822
5% 7/1/27	20,000	21,616
5% 7/1/29	50,000	54,730
Series 2020 A, 5% 8/1/31	50,000	55,829
Series 2021 A, 5% 7/1/33	100,000	111,657
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	12,910
Series 2020 A, 3.15% 12/1/44	15,000	11,242
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	16,625
Series 2017 A, 3.65% 12/1/32	15,000	14,292
Series 2017 B, 3.2% 12/1/32	20,000	18,164
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	110,000	99,769
Series 2021 A, 5% 1/1/56	80,000	77,062
Georgia Port Auth. Rev. Series 2021, 2.625% 7/1/51	70,000	43,963
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	60,267
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	23,497
Gwinnett County School District Gen. Oblig. Series 2022 B, 5% 8/1/26	55,000	58,621
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	31,839
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.5% 7/1/38	30,000	26,211
Series 2019 A, 3.125% 7/1/46	5,000	3,750
Series 2021 E2, 5% 7/1/24	25,000	25,752
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	10,629
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	5,590
TOTAL GEORGIA		1,473,615
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	9,255
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	17,751
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	31,776
Series 2018 FT, 5% 1/1/28	100,000	108,029
Series FH, 5% 10/1/29	25,000	26,547
Series FW, 3.5% 1/1/38	5,000	4,338
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	15,000	15,182
Series 2018 A, 3.375% 7/1/42	5,000	4,004
TOTAL HAWAII		216,882
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	26,024
5% 3/1/28	10,000	10,462
Series 2015 ID, 5.5% 12/1/29	25,000	26,099
TOTAL IDAHO		62,585
Illinois - 5.1%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/33	20,000	12,084
Series 2000, 0% 1/1/29	55,000	41,337
Series 2002 B, 5% 1/1/26	30,000	30,315
Series 2007 E, 5.5% 1/1/35	20,000	20,073
Series 2014 A:
5.25% 1/1/30	95,000	95,150
5.25% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	76,222
Series 2015 A:
5% 1/1/26	15,000	15,157
5.5% 1/1/33	15,000	15,055
Series 2017 A, 5.75% 1/1/33	50,000	50,802
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	60,616
Series 2014 B, 5% 1/1/27	45,000	45,721
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/26	65,000	65,292
Series 2013 D:
5% 1/1/44	60,000	60,270
5.25% 1/1/29	50,000	50,255
Series 2015 A, 5% 1/1/28 (b)	90,000	91,582
Series 2015 B, 5% 1/1/29	95,000	97,880
Series 2015 D, 4% 1/1/35	85,000	79,632
Series 2017 A, 5% 1/1/27	20,000	21,217
Series 2017 B, 5% 1/1/33	10,000	10,393
Series 2017 D, 5% 1/1/42 (b)	15,000	14,908
Series 2018 B:
5% 1/1/37	15,000	15,552
5% 1/1/38	30,000	30,894
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	125,000	127,472
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	20,000	20,689
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	35,954
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,216
Illinois Fin. Auth. Series 2020 A, 4% 4/1/50	5,000	4,300
Illinois Fin. Auth. Rev.:
Series 2015 C, 4.125% 8/15/37	65,000	57,254
Series 2016 C, 5% 2/15/34	60,000	61,409
Series 2016:
3.25% 11/15/45	20,000	14,401
4% 1/1/25	10,000	10,150
4% 12/1/31	25,000	23,472
4% 12/1/35	50,000	44,817
Series 2018 A:
5% 10/1/41	10,000	10,460
5% 10/1/48	30,000	31,153
Series 2019:
5% 7/1/27	15,000	16,082
5% 1/1/31	115,000	125,740
Illinois Gen. Oblig.:
Series 2012 A, 4.5% 1/1/37	65,000	59,793
Series 2013 A, 4% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	75,000	72,235
Series 2013:
5% 7/1/23	105,000	105,971
5.25% 7/1/31	20,000	20,084
Series 2014, 5% 4/1/27	5,000	5,047
Series 2016, 5% 1/1/27	185,000	187,780
Series 2017 A, 4.5% 12/1/41	15,000	13,323
Series 2017 C, 5% 11/1/29	65,000	66,177
Series 2017 D:
3.25% 11/1/26	10,000	9,542
5% 11/1/28	60,000	61,154
Series 2018 A:
5% 10/1/24	30,000	30,490
5% 10/1/25	50,000	50,840
Series 2018 B:
5% 10/1/24	30,000	30,490
5% 10/1/30	100,000	101,860
Series 2019 A, 5% 11/1/25	50,000	50,845
Series 2019 B, 5% 9/1/25	15,000	15,254
Series 2020 D, 5% 10/1/25	5,000	5,084
Series 2022, 5.25% 3/1/38	85,000	85,497
Series November 2016, 4.125% 11/1/31	10,000	9,554
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 4% 2/1/33	70,000	69,488
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/23	30,000	30,287
Series 2016 A:
3% 6/15/33	25,000	21,353
3% 6/15/34	75,000	62,927
Series 2016 D:
3% 6/15/31	15,000	13,216
3% 6/15/32	20,000	17,326
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	40,521
Series 2014 C, 5% 1/1/27	130,000	134,178
Series 2015 A, 5% 1/1/40	25,000	25,539
Series 2015 B, 5% 1/1/40	55,000	56,322
Series 2016 A, 5% 12/1/31	60,000	62,437
Series 2017 A, 5% 1/1/42	50,000	50,967
Series B:
5% 1/1/27	35,000	37,272
5% 1/1/30	5,000	5,483
Series C, 5% 1/1/30	30,000	32,897
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	47,555
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	14,692
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	70,000	23,986
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	345,000	105,436
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	18,693
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	28,413
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,345
Series 2002:
0% 12/15/23	20,000	19,027
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	12,825
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	50,000	7,993
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	26,604
Sales Tax Securitization Corp.:
Series 2017 A, 5% 1/1/28	50,000	52,540
Series 2021 A, 5% 1/1/33	150,000	160,527
Schaumburg Village Gen. Oblig. Series 2013 A, 4% 12/1/32	500,000	501,350
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	30,000	27,364
TOTAL ILLINOIS		4,317,559
Indiana - 0.3%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	10,549
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	45,821
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	26,697
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/31	50,000	51,376
Series 2021 I, 5% 10/1/27	55,000	59,127
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	4,546
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	16,128
5% 2/1/54	25,000	25,800
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	16,023
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	40,858
TOTAL INDIANA		296,925
Iowa - 0.1%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,131
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	31,919
Series 2017, 5% 8/1/37	50,000	53,049
TOTAL IOWA		95,099
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	16,168
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	49,358
Univ. of Kansas Hosp. Auth. Health Facilities Rev.:
Series 2017 A, 5% 3/1/47	85,000	85,808
Series 2019 A, 4% 9/1/48	25,000	21,394
TOTAL KANSAS		172,728
Kentucky - 0.9%
Kentucky Asset/Liability Commission Agcy. Fund Rev.:
Series 2013 A, 5.25% 9/1/25	75,000	76,211
Series 2014 A, 5% 9/1/26	220,000	226,061
Series 2014 D, 5% 9/1/24	155,000	159,966
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	36,382
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	100,000	99,467
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
4% 9/1/39	75,000	68,949
5% 9/1/23	20,000	20,279
5% 9/1/42	25,000	25,823
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	31,552
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	44,025
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	18,856
TOTAL KENTUCKY		807,571
Louisiana - 0.5%
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	60,000	56,259
Series 2017 A, 5% 4/1/25	25,000	26,079
Series 2021 A, 5% 3/1/41	115,000	121,501
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	25,000	19,505
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (c)	50,000	50,363
Louisiana Pub. Facilities Auth. Lease Rev. (Phase II Proj.) Series 2017, 5% 7/1/57	50,000	49,236
Louisiana Pub. Facilities Auth. Rev. Series 2016, 4% 5/15/41	20,000	17,601
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	21,025
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	23,672
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	21,794
TOTAL LOUISIANA		407,035
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	75,000	64,281
Maryland - 2.6%
Anne Arundel County Gen. Oblig.:
Series 2018, 5% 10/1/47	175,000	183,273
Series 2021, 5% 4/1/29	150,000	165,615
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	15,747
Maryland Dept. of Trans. Series 2016, 4% 11/1/29	85,000	86,284
Maryland Gen. Oblig.:
Series 2015 B, 4% 8/1/26	120,000	123,434
Series 2015, 3% 8/1/28	30,000	29,118
Series 2019 1, 5% 3/15/31	55,000	60,355
Series 2019 A1, 5% 8/1/31	100,000	108,955
Series 2019, 5% 3/15/30	30,000	33,032
Series 2020 A, 5% 8/1/29	150,000	166,292
Series A, 5% 3/15/30	30,000	32,664
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	65,000	36,903
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 5/15/47	50,000	42,520
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 2.75% 6/1/51	205,000	134,196
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	125,554
Maryland Wtr. Quality Fing. Admin. Series 2015, 3.15% 3/1/28	200,000	195,363
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	88,120
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	138,245
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	43,919
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	123,998
Washington Suburban San. District:
Series 2016 2, 5% 6/1/34	65,000	68,164
Series 2016, 3% 6/1/46	150,000	111,654
Series 2017, 4% 6/15/47	125,000	113,613
TOTAL MARYLAND		2,227,018
Massachusetts - 2.8%
Boston Gen. Oblig. Series A, 5% 4/1/26	80,000	84,905
Cambridge Gen. Oblig. Series 2021, 5% 2/15/29	115,000	126,903
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	11,027
Series A, 5.25% 7/1/28	30,000	33,081
Series B, 5% 7/1/33	85,000	87,933
Series C, 5.5% 7/1/23	5,000	5,089
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/28	90,000	98,575
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	145,000	148,208
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	21,791
Series 2016 Q, 5% 7/1/47	155,000	154,831
Series BB1, 4% 10/1/46	30,000	26,646
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	165,000	115,638
Series F, 5% 8/15/24	5,000	5,125
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	58,462
Series A, 5% 6/15/25	25,000	25,787
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,242
Series 2016 B, 4% 7/1/33	25,000	25,125
Series 2016 G, 3% 9/1/46	40,000	29,155
Series 2017 E, 5% 11/1/24	30,000	31,101
Series 2017 F, 5% 11/1/44	5,000	5,174
Series 2019 A:
5% 1/1/38	60,000	63,259
5% 1/1/49	70,000	72,621
Series 2019 C:
5% 5/1/31	85,000	94,846
5% 5/1/41	35,000	36,727
Series 2019 E, 3% 12/1/26	145,000	141,630
Series 2020 D, 5% 7/1/41	55,000	58,122
Series 2020 E, 5% 11/1/25	75,000	78,978
Series 2021 B, 3% 4/1/47	150,000	108,359
Series A, 5% 7/1/31	30,000	31,627
Series B, 5% 7/1/26	25,000	26,586
Series C, 5% 5/1/30	40,000	44,506
Series D, 5% 7/1/26	30,000	31,903
Series E:
5% 11/1/26	100,000	106,854
5% 11/1/45	55,000	57,787
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2019 B1, 2.75% 12/1/34	90,000	75,065
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	13,789
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/34 (b)	70,000	72,542
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2016 B, 5% 11/15/46	20,000	20,511
Series 2018 B, 4% 2/15/40	85,000	79,213
Series A, 5% 8/15/50	10,000	10,417
Series C, 5% 11/15/34	20,000	20,882
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	72,812
TOTAL MASSACHUSETTS		2,418,834
Michigan - 0.9%
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	36,164
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	37,256
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A:
5% 10/15/33	50,000	50,705
5.25% 10/15/47	10,000	10,121
Series I:
5% 4/15/26	10,000	10,465
5% 10/15/28	20,000	21,168
5% 10/15/30	35,000	36,957
Series I, 5% 4/15/38	50,000	51,519
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	59,791
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,127
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	35,000	36,035
Series 2016, 3.25% 11/15/42	25,000	18,411
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/26	70,000	74,018
5% 12/1/27	25,000	26,735
Series 2010 F, 4% 11/15/47	20,000	17,327
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 2.7% 10/1/45	40,000	26,958
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	10,000	9,397
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	56,989
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	50,539
5% 6/30/28 (b)	45,000	45,460
5% 12/31/31 (b)	15,000	14,810
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	9,645
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	102,294
TOTAL MICHIGAN		807,891
Minnesota - 1.1%
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	20,445
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	35,521
Minnesota Gen. Oblig.:
Series 2016 A, 5% 8/1/25	60,000	62,925
Series 2017 A, 5% 10/1/28	30,000	32,437
Series 2018 B, 3.25% 8/1/36	55,000	49,676
Series 2019 A, 5% 8/1/28	70,000	76,553
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	35,000	34,300
Series 2021 B, 4% 8/1/43	75,000	68,892
Series 2021 D, 2.45% 1/1/52	100,000	63,918
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (Liquidity Facility Royal Bank of Canada) (c)	280,000	278,649
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	58,177
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	27,273
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	11,828
Series 2019, 5% 5/1/48	20,000	19,886
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	73,033
TOTAL MINNESOTA		913,513
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	47,184
Mississippi Gen. Oblig.:
Series 2016 B:
5% 12/1/31 (Pre-Refunded to 12/1/26 @ 100)	75,000	80,053
5% 12/1/35 (Pre-Refunded to 12/1/26 @ 100)	55,000	58,706
Series 2018 A, 5% 11/1/34 (Pre-Refunded to 11/1/26 @ 100)	120,000	128,178
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	5,000	5,341
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/48 (Pre-Refunded to 1/1/28 @ 100)	100,000	107,979
TOTAL MISSISSIPPI		427,441
Missouri - 0.9%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2015 B, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	80,000	82,200
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	14,236
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	120,052
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	75,180
Series 2014 A:
4% 6/1/32 (Pre-Refunded to 6/1/24 @ 100)	40,000	40,463
5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	56,544
Series 2014 F, 4.25% 11/15/48	15,000	13,441
Series 2016, 5% 11/15/28	30,000	31,228
Series 2017 C:
3.625% 11/15/47	25,000	19,690
4% 11/15/49	55,000	46,315
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	45,892
(Prarie State Proj.) Series 2016 A, 5% 12/1/40	150,000	152,671
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	35,412
TOTAL MISSOURI		733,324
Montana - 0.1%
Montana Facility Fin. Auth. Series 2018 B, 4.125% 7/1/38	75,000	65,044
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	20,761
TOTAL MONTANA		85,805
Nebraska - 0.6%
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	31,324
Nebraska Edl. Health Cultural & Social Svcs. Fin. Auth. Rev. Series 2019 A, 4% 1/1/49	85,000	72,331
Omaha Pub. Pwr. District Elec. Rev. Series 2015 B, 4% 2/1/39	55,000	53,173
Omaha San. Swr. Sys. Rev. Series 2014, 5% 11/15/34	315,000	325,392
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	4,948
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	34,444
TOTAL NEBRASKA		521,612
Nevada - 0.4%
Clark County Fuel Tax:
Series 2017, 3% 11/1/38	15,000	12,260
Series 2018 A, 5% 6/1/43	100,000	104,179
Series 2019 A:
5% 12/1/24	5,000	5,186
5% 12/1/28	15,000	16,386
Series 2019, 5% 6/1/25	25,000	26,119
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	53,290
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	30,000	23,256
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016, 5% 6/15/40	100,000	100,808
Washoe County School District Series 2017 C, 3.25% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	50,000	38,919
TOTAL NEVADA		380,403
New Jersey - 4.1%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	53,420
5% 11/1/31	20,000	20,681
Series UU:
5% 6/15/40	30,000	29,730
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,148
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	20,669
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	14,254
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	19,997
Series 2005 N1, 5.5% 9/1/23	15,000	15,269
Series 2013 NN:
4% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	15,000	15,051
5% 3/1/26	40,000	40,156
5% 3/1/31 (Pre-Refunded to 3/1/23 @ 100)	10,000	10,075
Series 2013, 5% 3/1/24	50,000	50,279
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	15,000	15,202
5% 6/15/27 (Pre-Refunded to 6/15/24 @ 100)	65,000	66,974
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	10,000	10,295
Series 2015 XX, 4% 6/15/24	50,000	50,196
Series 2018 EEE, 5% 6/15/48	95,000	93,916
Series 2019 LLL, 5% 6/15/30	80,000	83,518
Series B, 5% 11/1/26	5,000	5,182
Series NN, 5% 3/1/28 (Pre-Refunded to 3/1/23 @ 100)	35,000	35,263
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	95,000	96,203
Series WW, 5.25% 6/15/28	45,000	46,245
Series XX, 4.375% 6/15/27	15,000	15,107
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (c)	75,000	64,075
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	10,181
5% 9/1/26	100,000	101,780
Series 2014, 5% 6/15/24	70,000	71,414
Series 2015 D, 5% 7/1/25	65,000	68,203
Series A, 4% 7/1/47	40,000	32,603
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,029
Series 2014, 4% 6/1/34	15,000	14,764
Series 2016, 5% 6/1/24	25,000	25,673
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	90,000	93,219
5% 10/1/27	10,000	10,382
Series 2016, 3% 7/1/32	25,000	20,334
Series 2017 A, 4% 7/1/52	25,000	21,503
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	25,065
Series 2019 A, 5% 12/1/27	35,000	37,174
Series 2019 B, 3.25% 12/1/39 (b)	65,000	56,213
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 A, 3.75% 10/1/35	70,000	65,980
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	51,210
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	31,107
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	68,033
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	20,000	21,146
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	40,000	40,190
Series 2014 A:
5% 1/1/28	90,000	92,415
5% 1/1/29	5,000	5,133
Series 2015 E:
5% 1/1/32	130,000	133,674
5% 1/1/45	45,000	45,710
Series 2016 A, 5% 1/1/33	30,000	31,076
Series 2017 A, 5% 1/1/33	70,000	73,227
Series 2017 B, 4% 1/1/35	5,000	4,858
Series 2017 E, 5% 1/1/29	10,000	10,674
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	17,680
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	5,000	3,708
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	10,000	6,484
Series 2008 A:
0% 12/15/37	5,000	2,347
0% 12/15/38	65,000	28,639
Series 2009 A, 0% 12/15/33	90,000	53,447
Series 2010 A:
0% 12/15/25	10,000	8,826
0% 12/15/27	30,000	24,255
0% 12/15/32	35,000	22,023
0% 12/15/33	60,000	35,631
Series 2013 AA, 5% 6/15/27	190,000	191,203
Series 2015 AA:
5.25% 6/15/29	45,000	46,210
5.25% 6/15/32	5,000	5,090
Series 2016 A, 5% 6/15/30	25,000	25,787
Series 2016 A2, 5% 6/15/23	50,000	50,475
Series 2018 A:
5% 12/15/24	20,000	20,471
5% 6/15/31	75,000	77,010
Series 2019 AA, 4.5% 6/15/49	5,000	4,586
Series 2019 B, 4% 6/15/37	160,000	142,687
Series 2021 A:
5% 6/15/28	85,000	88,399
5% 6/15/30	50,000	52,328
Series A:
0% 12/15/26	70,000	59,182
0% 12/15/31	70,000	46,546
4% 12/15/31	80,000	76,653
4.25% 12/15/22	25,000	25,047
4.25% 12/15/38	20,000	18,324
Series A1, 4.1% 6/15/31	55,000	54,293
Series AA:
5% 6/15/23	5,000	5,053
5.25% 6/15/27	30,000	30,901
Series BB1, 5% 6/15/34	85,000	85,988
Series C, 5.25% 6/15/32	35,000	35,520
TOTAL NEW JERSEY		3,494,668
New Mexico - 0.5%
New Mexico Hosp. Equip. Ln. Council Rev.:
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	210,000	214,056
Series 2019 A, 3% 8/1/48	10,000	6,889
New Mexico Mtg. Fin. Auth. Series 2021 D, 3% 7/1/52	150,000	141,252
New Mexico Severance Tax Rev. Series 2018A, 5% 7/1/24	60,000	61,825
TOTAL NEW MEXICO		424,022
New York - 14.9%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	80,000	84,591
Series 2019 B:
5% 11/1/34	190,000	207,118
5% 11/1/39	60,000	64,409
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	17,562
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	55,000	44,461
5% 7/1/26	65,000	69,171
5% 7/1/37	5,000	5,015
Series 2017 1, 5% 7/1/25	70,000	72,850
Series 2017 A, 5% 10/1/29	35,000	37,392
Series 2018 B, 5% 10/1/38	45,000	48,052
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/39	70,000	71,997
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	77,762
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	107,442
Series 2012 B, 5% 9/1/25	35,000	35,049
Series 2016 B, 5% 9/1/46	10,000	10,220
Series 2017:
5% 9/1/23	55,000	55,845
5% 9/1/47	20,000	20,385
Series 2018, 5% 9/1/35	30,000	31,512
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	70,000	73,074
Nassau County Gen. Oblig. Series 2016 A, 3.5% 1/1/37	130,000	111,298
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	44,309
Series 2013 F1, 3.5% 3/1/38	120,000	102,378
Series 2018 1, 5% 8/1/28	30,000	31,866
Series 2018 F1, 3.5% 4/1/46	135,000	106,108
Series 2019 B1, 5% 10/1/34	95,000	100,827
Series 2019 D, 5% 12/1/34	25,000	26,364
Series 2019 E, 5% 8/1/34	70,000	73,967
Series 2020 A1, 5% 8/1/35	150,000	157,871
Series 2020 D, 3% 3/1/45	50,000	36,441
Series A, 5% 8/1/37	140,000	143,622
Series B1, 5% 10/1/32	55,000	59,142
Series C, 3% 8/1/29	50,000	47,726
Series E:
5% 8/1/25	15,000	15,092
5% 8/1/26	25,000	26,516
Series F, 5% 8/1/24	35,000	35,510
Series J, 5% 8/1/24	35,000	36,113
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (c)	60,000	58,256
Series 2016 I1A, 3.95% 11/1/36	10,000	9,051
Series 2017 C1, 3.65% 11/1/47	100,000	79,043
Series 2020 A, 2.55% 8/1/40	110,000	79,319
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	97,986
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (c)	25,000	23,284
Series 2019 E1, 3.25% 11/1/49	35,000	25,272
Series 2021 G, 2.15% 11/1/36	95,000	69,934
Series 2021 K1, 2.45% 11/1/41	130,000	88,984
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	145,000	112,574
Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	8,690
0% 3/1/44	90,000	28,646
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	4,504
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	7,078
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	65,492
Series 2015 FF, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	300,000	314,090
Series 2015 HH, 5% 6/15/29	5,000	5,224
Series 2016 CC1, 4% 6/15/38	25,000	23,774
Series 2017 DD, 5.25% 6/15/47	60,000	62,412
Series 2018 AA, 5% 6/15/37	25,000	26,016
Series 2018 FF, 5% 6/15/40	210,000	218,237
Series 2020 BB, 3% 6/15/49	105,000	74,031
Series 2020 GG2, 5% 6/15/29	135,000	145,119
Series 2022 EE, 4% 6/15/45	120,000	108,946
Series BB, 5% 6/15/49	90,000	92,800
Series CC:
4% 6/15/42	15,000	13,861
5% 6/15/30	25,000	27,479
Series DD:
5% 6/15/25	60,000	61,192
5% 6/15/36	55,000	56,066
Series EE, 5% 6/15/34	45,000	46,750
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/26	100,000	103,698
5% 7/15/43	75,000	76,220
Series 2015 S2, 5% 7/15/40	80,000	81,869
Series 2018 S3, 3.625% 7/15/47	60,000	47,577
Series 2018 S4, 5% 7/15/31	10,000	10,809
Series 2020 S1, 3% 7/15/49	50,000	35,016
Series S1, 5% 7/15/27	55,000	56,973
Series S4, 5.25% 7/15/35	35,000	37,165
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	56,360
Series 2016 A, 5% 5/1/40	105,000	107,186
Series 2016 E, 5% 2/1/37	130,000	133,029
Series 2016 E1, 5% 2/1/35	120,000	123,509
Series 2016 F3, 3.25% 2/1/42	50,000	40,091
Series 2017 B, 4% 8/1/37	50,000	47,782
Series 2018 A2, 5% 8/1/39	55,000	56,574
Series 2018 B1, 3.375% 8/1/45	65,000	51,574
Series 2018 C3, 4% 5/1/44	10,000	9,095
Series 2019 A, 5% 8/1/40	75,000	77,375
Series 2019 B1, 4% 11/1/43	50,000	45,711
Series 2019 C, 4% 11/1/37	70,000	66,859
Series 2021 A, 5% 11/1/31	80,000	87,532
Series 2022 A1:
5% 11/1/25	150,000	157,731
5% 11/1/26	170,000	180,716
Series 2022 F, 5% 2/1/26	50,000	52,623
Series A, 4% 11/1/35	20,000	19,470
Series B, 4% 8/1/39	5,000	4,699
Series B1, 5% 11/1/37	100,000	102,442
Series C, 3.25% 11/1/43	30,000	23,645
Series C1, 4% 5/1/44	120,000	109,145
Series E, 5% 2/1/40	115,000	117,788
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	51,116
4% 4/1/28	40,000	40,931
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	60,000	36,581
0% 11/15/38	105,000	43,894
0% 11/15/44	25,000	6,971
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	5,000	5,036
Series 2016 D, 5% 2/15/26	40,000	42,042
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	21,012
5% 7/1/30	30,000	32,540
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	30,000	31,082
Series 2015 A:
3% 7/1/29	50,000	48,426
3.75% 7/1/46	55,000	42,959
5% 5/1/33	35,000	35,375
Series 2018 A, 5% 8/1/29	105,000	104,728
Series 2019 A, 4% 7/1/45	30,000	26,515
Series 2019 C, 4% 7/1/49	30,000	26,494
Series 2020 A, 4% 7/1/50	95,000	82,414
Series 2020 A2, 5% 7/1/31	25,000	27,736
Series 2020, 3% 2/1/50	100,000	69,050
Series 2021 A, 5% 7/1/26	100,000	104,084
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24 (Pre-Refunded to 3/15/23 @ 100)	10,000	10,087
Series 2016 A, 5% 3/15/29	70,000	74,102
Series 2017 A:
5% 3/15/43	75,000	76,306
5% 3/15/44	15,000	15,227
Series 2018, 5% 3/15/48	25,000	25,712
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	35,648
Series 2018 A, 5% 6/15/30	30,000	32,623
Series 2019 B, 5% 6/15/31	25,000	27,585
Series 2016 A, 4% 6/15/46	40,000	36,436
Series 2017 A, 5% 6/15/25	70,000	73,323
New York Liberty Dev. Corp. Series 2021 1WTC, 2.75% 2/15/44	55,000	37,492
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	60,000	38,662
3% 11/15/28	340,000	328,490
5% 11/15/23	30,000	30,060
5% 11/15/25	80,000	80,158
Series 2016 A, 5% 11/15/26	35,000	37,279
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	70,000	62,383
Series 2012 F:
5% 11/15/25	45,000	45,078
5% 11/15/30 (Pre-Refunded to 11/15/22 @ 100)	35,000	35,071
Series 2014 D1, 5% 11/15/33	170,000	169,723
Series 2015 B, 4% 11/15/45	50,000	41,397
Series 2015 D1, 5% 11/15/31	20,000	20,302
Series 2015 F, 3.25% 11/15/31	160,000	141,450
Series 2016 A, 5% 11/15/31	235,000	238,182
Series 2016 B, 5% 11/15/29	115,000	117,428
Series 2016 C, 4% 11/15/26	65,000	64,968
Series 2016 D, 5% 11/15/27	30,000	30,825
Series 2017 B:
5% 11/15/23	55,000	55,807
5% 11/15/26	95,000	98,494
Series 2017 C1:
5% 11/15/23	75,000	76,104
5% 11/15/25	15,000	15,479
5% 11/15/28	35,000	36,038
Series 2017 D:
4% 11/15/42	15,000	12,691
5% 11/15/27	50,000	51,771
Series 2018 B:
5% 11/15/25	15,000	15,479
5% 11/15/26	80,000	82,967
5% 11/15/28	50,000	51,844
New York Sales Tax Asset Receivables Corp. Series 2015 A, 5% 10/15/24 (Escrowed to Maturity)	265,000	274,271
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	35,526
Series 2017 A, 5% 2/15/25 (Escrowed to Maturity)	275,000	286,098
Series 2017 B, 5% 2/15/39	110,000	113,903
Series 2019 A:
5% 3/15/40	15,000	15,545
5% 3/15/42	100,000	103,168
Series 2022 A, 4% 3/15/39	280,000	260,300
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	31,511
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	8,145
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	45,048
Series 2019 R, 3.15% 11/1/54	5,000	3,442
Series 2020 E, 2.2% 11/1/40	250,000	168,098
Series L, 3.45% 11/1/42	15,000	12,275
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	75,000	59,406
Series 220, 2.85% 10/1/44	15,000	10,507
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	13,732
New York State Urban Eev Corp. Series 2021 A, 3% 3/15/41	50,000	38,107
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	35,000	35,134
Series 2019 B, 4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	125,000	112,577
Series K:
5% 1/1/28	40,000	41,124
5% 1/1/29	50,000	51,361
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	14,890
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (b)	20,000	16,455
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/30	100,000	104,282
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/32 (b)	80,000	80,721
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (b)	110,000	110,246
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,072
Series 2019 A:
5% 3/15/42	10,000	10,258
5% 3/15/44	25,000	25,554
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	79,266
5% 12/1/40	65,000	68,565
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,197
5% 5/1/27	10,000	10,227
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	42,348
Triborough Bridge & Tunnel Auth. Series 2021 B, 5% 5/15/56	80,000	81,193
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F:
5% 11/1/27	65,000	70,200
5% 11/1/31	75,000	83,927
Series 2008 B3, 5% 11/15/37	60,000	61,533
Series 2012 B, 5% 11/15/29	35,000	35,077
Series 2013 A:
0% 11/15/30	85,000	60,299
0% 11/15/32	90,000	57,366
Series 2016 A:
5% 11/15/41	25,000	25,508
5% 11/15/46	50,000	50,765
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	13,898
Series 2017, 5% 12/15/41	50,000	52,816
Westchester County Gen. Oblig. Series 2021 A, 5% 10/15/29	65,000	72,495
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	22,923
TOTAL NEW YORK		12,745,446
New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	62,593
5% 5/1/30	80,000	83,196
Series 194, 5% 10/15/30	15,000	15,697
Series 198, 5% 11/15/46	50,000	51,224
Series 2015 189, 5% 5/1/31	50,000	51,935
Series 2015 194, 5% 10/15/34	55,000	57,361
Series 2017 205:
5% 11/15/26	110,000	116,905
5.25% 11/15/57	175,000	182,602
Series 2018 209, 5% 7/15/36	115,000	121,834
Series 2019 213, 5% 9/1/30	70,000	76,377
Series 2019 217, 5% 11/1/32	50,000	54,109
Series 202, 5% 10/15/30 (b)	30,000	30,930
Series 207, 5% 9/15/26 (b)	5,000	5,188
Series 209, 5% 7/15/31	30,000	32,264
Series 211, 4% 9/1/43	55,000	50,423
Series 221, 5% 7/15/35 (b)	110,000	112,350
TOTAL NEW YORK AND NEW JERSEY		1,104,988
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	56,048
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	22,721
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	79,773
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	59,152
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	10,503
North Carolina Gen. Oblig.:
Series 2016 A, 5% 6/1/27	40,000	42,522
Series 2018 A, 5% 6/1/29	75,000	82,005
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	72,638
Series 2019:
5% 3/1/31	5,000	5,413
5% 3/1/32	30,000	32,362
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	31,365
Series 2020 B:
5% 5/1/28	50,000	54,425
5% 5/1/29	35,000	38,530
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	8,755
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	101,710
5% 1/1/30	55,000	56,032
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	65,372
Wake County Series 2021, 5% 3/1/31	85,000	95,087
TOTAL NORTH CAROLINA		914,413
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	60,000	52,432
5% 12/1/27	85,000	88,333
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	35,022
Series C, 3.35% 7/1/42	20,000	16,372
TOTAL NORTH DAKOTA		192,159
Ohio - 3.3%
Akron Bath Copley Hosp. District Rev. Series 2020, 4% 11/15/37	5,000	4,236
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A, 5% 8/1/27	25,000	26,465
Series 2020 A, 5% 12/1/35	60,000	62,047
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2017, 4% 12/1/42	100,000	86,442
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	20,685
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	30,640
Series 2018 A, 5% 4/1/30	30,000	32,783
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	4,746
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,707
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	85,015
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	100,000	52,237
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	59,138
Hamilton County Swr. Sys. Rev. Series 2019 A, 5% 12/1/29	150,000	165,684
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/40	100,000	77,944
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	100,000	85,856
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	25,427
5% 9/15/26	35,000	37,358
Series 2015 C, 5% 11/1/28	25,000	26,055
Series 2017 C, 5% 8/1/26	20,000	21,309
Series 2017 C1, 5% 9/1/28	60,000	65,789
Series 2018 A, 5% 2/1/29	15,000	15,782
Series 2021 A, 4% 3/1/38	55,000	51,988
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	145,000	155,201
5% 1/1/33	40,000	42,394
Ohio Hosp. Rev.:
Series 2016 A, 5% 1/15/41	30,000	30,002
Series 2021 A, 3% 1/15/46	50,000	33,582
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	10,000	9,557
4% 3/1/49	10,000	9,582
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	42,659
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	41,570
Ohio State Univ. Gen. Receipts Series 2013 A, 4% 6/1/43	385,000	349,274
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	10,521
Series 2013 A2, 0% 2/15/37	80,000	40,474
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2015 A, 5% 12/1/24	235,000	244,148
Series 2015 B, 5% 12/1/26	215,000	226,751
Series 2019 B, 5% 12/1/39	275,000	292,221
Series 2020 A, 5% 12/1/38	65,000	69,440
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	11,628
Willoughby-Eastlake City School District Series 2016, 4% 12/1/50	160,000	141,129
TOTAL OHIO		2,819,466
Oklahoma - 0.5%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	40,484
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	196,426
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	10,128
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	28,177
5% 1/1/47	30,000	30,866
Series 2017 D, 5% 1/1/26	5,000	5,250
Series 2017 E, 4% 1/1/31	100,000	102,455
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,127
TOTAL OKLAHOMA		418,913
Oregon - 0.7%
Beaverton School District Series 2022 A, 0% 6/15/39	200,000	88,472
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	33,292
0% 6/15/39	10,000	4,474
Series B, 0% 6/15/34	20,000	11,939
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	8,743
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2012 A, 5% 11/15/23 (Pre-Refunded to 11/15/22 @ 100)	15,000	15,034
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	35,007
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	35,000	36,097
Series 2019 A, 5% 7/1/25	215,000	224,328
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	42,105
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Gen. Oblig. Series 2018 A, 0% 6/15/48	255,000	67,673
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,000
TOTAL OREGON		577,164
Pennsylvania - 3.9%
Allegheny County Series C77, 5% 11/1/43	25,000	26,250
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/35 (b)	235,000	240,350
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	27,105
Bristol School District Series 2013, 5% 6/1/40	30,000	30,302
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	70,000	70,338
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 A, 4% 9/1/50	100,000	85,682
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	110,000	99,000
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	15,000	13,968
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	10,653
Geisinger Auth. Health Sys. Rev. Series 2017 A2, 4% 2/15/39	100,000	90,723
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,083
Lehigh County Gen. Purp. Hosp. Rev. Series 2015 A, 4.125% 7/1/40	90,000	82,282
Monroeville Fin. Auth. UPMC Rev. Series 2022 B, 4% 2/15/40	105,000	94,405
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	8,248
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	55,000	47,797
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	88,786
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	17,096
5% 12/31/28 (b)	40,000	40,448
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	20,000	20,011
Series 2015 1, 5% 8/15/23	5,000	5,076
Series 2015:
4% 8/15/34	25,000	25,006
5% 3/15/24	70,000	71,749
5% 8/15/32	60,000	62,113
Series 2016 2, 3% 9/15/36	15,000	12,483
Series 2016:
5% 9/15/23	35,000	35,583
5% 9/15/27	10,000	10,552
Series 2021, 5% 5/15/31	60,000	66,963
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A:
5% 9/1/39	135,000	135,009
5% 9/1/45	135,000	134,235
5.25% 9/1/50	50,000	50,158
Series 2016 C:
3% 8/15/41	35,000	26,151
5% 8/15/25	55,000	57,332
Pennsylvania Hsg. Fin. Agcy. Series 2021 134A, 1.85% 4/1/36	100,000	71,145
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	15,000	13,727
Series 2017 125B, 3.65% 10/1/42	20,000	16,569
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	50,000	52,593
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (Assured Guaranty Muni. Corp. Insured)	35,000	35,586
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	16,087
Series 2014 A, 0% 12/1/39 (d)	35,000	32,943
Series 2014 C, 5% 12/1/44	50,000	50,373
Series 2016, 5% 6/1/36	50,000	51,239
Series 2017 2, 5% 12/1/30	10,000	10,509
Series 2017 A2:
5% 12/1/24	240,000	248,225
5% 12/1/28	115,000	123,594
Series 2017, 5% 12/1/40	10,000	10,196
Series 2019 A:
4% 12/1/49	100,000	86,973
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	100,000	88,647
5% 12/1/34	30,000	31,868
5% 12/1/35	35,000	36,498
Series 2019, 5% 12/1/32	10,000	10,724
Philadelphia Arpt. Rev. Series 2020 A, 4% 7/1/38	60,000	54,447
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	42,403
Series 2017 A, 4% 9/1/42	25,000	22,011
Philadelphia Gas Works Rev. Series 2017 15, 5% 8/1/42	150,000	152,240
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	15,000	15,603
Series 2017 A, 5% 8/1/23	20,000	20,258
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,473
Series 2019 A, 5% 9/1/44	25,000	25,393
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	11,663
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	110,000	93,051
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/33	90,000	92,497
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	37,842
TOTAL PENNSYLVANIA		3,361,314
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	68,318
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	50,000	48,946
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	80,689
Rhode Island Gen. Oblig. Series 2021 E:
2% 8/1/38	70,000	45,924
2% 8/1/39	50,000	32,054
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	20,421
TOTAL RHODE ISLAND		179,088
South Carolina - 0.7%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	16,138
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	19,624
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	17,557
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	140,136
Series 2013 B, 5.125% 12/1/43	105,000	104,996
Series 2014 A, 5.5% 12/1/54	25,000	25,059
Series 2014 C:
5% 12/1/29	25,000	25,539
5% 12/1/36	25,000	25,047
Series 2015, 5% 12/1/23	60,000	61,224
Series 2016 A:
3.25% 12/1/35	10,000	8,375
5% 12/1/30	80,000	82,420
Series A, 3% 12/1/41	20,000	14,528
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	47,004
TOTAL SOUTH CAROLINA		587,647
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	14,515
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	35,030
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	30,089
Series 2016 A, 4% 1/1/42	15,000	13,105
Series 2019, 4% 11/15/43	5,000	4,326
Memphis Gen. Oblig. Series 2021:
4% 5/1/46	50,000	44,657
5% 5/1/30	80,000	88,956
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/54	35,000	29,342
5% 7/1/54	140,000	141,208
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	180,000	60,499
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/26	20,000	20,488
Series 2006 B, 5.625% 9/1/26	50,000	52,249
Series 2006 C:
5% 2/1/24	15,000	15,111
5% 2/1/27	15,000	15,188
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	52,882
Tennessee Hsg. Dev. Agcy. Residential:
Series 2016 2B, 3.5% 1/1/47	55,000	54,063
Series 2020 1A, 2.4% 1/1/44	10,000	8,289
Tennessee School Board Auth. Series A, 5% 11/1/42	50,000	51,742
TOTAL TENNESSEE		731,739
Texas - 8.3%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	53,394
Alvin Independent School District:
Series 2019, 3.375% 2/15/40	15,000	12,412
Series 2020, 4% 2/15/48	100,000	89,260
Arlington Higher Ed. Fin. Corp. Series 2018, 4% 8/15/48	80,000	69,649
Austin Elec. Util. Sys. Rev. Series 2015 A, 5% 11/15/45	100,000	103,157
Austin Independent School District:
Series 2017, 4% 8/1/33	5,000	5,067
Series 2019, 4% 8/1/35	25,000	25,051
Bexar County Gen. Oblig.:
Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	15,000	15,197
Series 2017, 5% 6/15/43 (Pre-Refunded to 6/15/26 @ 100)	70,000	74,369
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	12,430
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	15,207
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	60,263
Series 2016, 3.375% 1/1/41	45,000	34,574
City of Denton Series 2017, 4% 2/15/47	15,000	13,191
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	39,654
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	35,792
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	50,454
Corpus Christi Util. Sys. Rev. Series 2019, 3% 7/15/49	75,000	50,296
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	49,207
Series 2020 A, 3% 2/15/35	180,000	158,938
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	80,457
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (b)	10,000	10,113
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	16,659
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2015 A, 4% 10/1/34	175,000	175,931
Series 2018 C, 4% 10/1/43	100,000	89,579
Series 2020 C, 4% 10/1/49	75,000	65,143
Del Mar College District Series 2018 B, Series 2018 B, 4% 8/15/48	150,000	133,164
Denton Independent School District:
Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	61,881
Series 2015 A, 5% 8/15/45 (Pre-Refunded to 8/15/25 @ 100)	100,000	104,548
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	17,885
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	130,000	79,234
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	29,758
Series 2019, 4% 8/15/39	35,000	33,769
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	35,000	36,264
0% 10/1/48 (d)	70,000	71,517
Series 2018 A, 5% 10/1/37	40,000	41,974
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	43,182
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2017, 4% 11/15/37	55,000	51,467
Harris County Flood Cont. District Series 2017 A, 4% 10/1/38	200,000	188,826
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	36,598
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	60,000	44,955
Harris County Toll Road Rev. Series 2021, 5% 8/15/24	95,000	98,308
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	7,933
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	40,000	9,337
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	35,000	7,710
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	20,698
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,156
0% 9/1/33 (AMBAC Insured)	120,000	73,032
Houston Gen. Oblig. Series 2021 A, 3% 3/1/40	100,000	76,479
Houston Independent School District:
Series 2013 A, 5% 2/15/24	15,000	15,102
Series 2016 A, 5% 2/15/31	55,000	57,772
Series 2017:
5% 2/15/23	20,000	20,148
5% 2/15/27	30,000	32,023
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/27	85,000	87,839
Series 2017 B:
5% 11/15/24	175,000	181,317
5% 11/15/29	90,000	96,475
Houston Wtr. & Swr. Sys. Rev. Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	41,729
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	60,753
Katy Independent School District:
Series 2019, 4% 2/15/40	35,000	33,146
Series 2022, 4% 2/15/41	125,000	117,693
Keller Independent School District Series 2020, 4% 2/15/44	100,000	90,961
Lamar Consolidated Independent School District Series 2018, 4% 2/15/50	75,000	66,979
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	30,305
Series 2016 A:
0% 8/16/44	130,000	43,502
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	10,000	4,191
Lone Star College Sys. Gen. Oblig. Series 2021 A, 4% 2/15/46	250,000	225,975
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020 A, 5% 5/15/50	55,000	55,044
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	9,825
Series 2005 B, 4.55% 5/1/30 (b)(c)	50,000	49,287
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33 (Pre-Refunded to 9/15/27 @ 75.851)	150,000	93,425
0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	50,000	27,939
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	38,448
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	6,048
0% 1/1/35 (Assured Guaranty Corp. Insured)	190,000	108,584
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	47,910
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	13,514
Series 2015 A, 5% 1/1/27	100,000	103,192
Series 2017 B, 5% 1/1/25 (Pre-Refunded to 1/1/25 @ 100)	35,000	35,127
Series 2018:
4.25% 1/1/49	5,000	4,438
5% 1/1/48	70,000	70,413
Northside Independent School District Series 2019 A, 4% 8/15/36	190,000	186,922
Port of Houston Auth. Series 2021, 4% 10/1/39	115,000	106,836
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/24	175,000	179,738
Series 2015:
5% 2/1/27	30,000	31,645
5% 2/1/32	45,000	47,060
Series 2019, 4% 2/1/28	90,000	92,196
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	21,697
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	21,125
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	52,823
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	50,230
Texas A&M Univ. Rev.:
Series 2017 E, 5% 5/15/35	50,000	52,637
Series 2021 A, 3% 5/15/37	115,000	93,103
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	24,508
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/23	15,000	15,274
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	51,161
Series 2015 A, 5% 10/1/24	45,000	46,598
Series 2016 A, 5% 4/1/30	50,000	52,761
Series 2016, 5% 4/1/27	100,000	105,792
Series 2017 B, 5% 10/1/33	35,000	37,303
Series 2018 A, 5% 10/1/26	65,000	69,274
Series 2018 B, 5% 8/1/24	30,000	30,981
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/31	65,000	60,632
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	55,558
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (b)	105,000	95,905
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	11,220
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	65,000	65,651
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,522
Series 2018 A, 4% 10/15/37	10,000	9,627
Series 2018 B, 4% 10/15/34	5,000	5,003
Series 2019 A, 4% 10/15/49	160,000	140,989
Series 2020:
3% 10/15/34	10,000	8,873
5% 8/1/33	55,000	60,447
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	51,139
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 A, 4% 8/15/42	65,000	59,322
Series 2016 J, 5% 8/15/26	20,000	21,246
Series 2017 B, 3.375% 8/15/44	15,000	11,994
Series 2019 A, 5% 8/15/31	15,000	16,305
Series 2021 A, 5% 8/15/31	165,000	184,252
Waco Independent School District Series 2022, 3% 8/15/40	235,000	184,241
Waller Independent School District Series 2020, 4% 2/15/50	15,000	13,274
TOTAL TEXAS		7,055,087
Utah - 0.7%
Salt Lake City Arpt. Rev. Series 2021 A, 4% 7/1/38 (b)	90,000	80,208
Salt Lake City Pub. Utils. Rev. Series 2020, 4% 2/1/44	100,000	90,826
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	21,482
Series 2020 A:
4% 8/1/39	65,000	61,301
5% 8/1/37	60,000	63,951
Series 2021 A1, 4% 8/1/41	80,000	74,522
Utah Gen. Oblig. Series 2020, 5% 7/1/28	150,000	164,277
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	10,000	10,470
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	20,000	20,939
Series 2016, 4% 12/15/29	25,000	25,532
TOTAL UTAH		613,508
Virginia - 2.4%
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	10,172
Series 2017, 5% 3/15/27	15,000	16,119
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	38,631
Series 2016 A, 3% 4/1/36	155,000	126,236
Fairfax County Gen. Oblig. Series 2020 A, 5% 10/1/36	270,000	294,304
Fairfax County Indl. Dev. Auth.:
Series 2018 A, 5% 5/15/24	50,000	51,368
Series 2022, 5% 5/15/25	55,000	57,214
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	31,816
Loudoun County Sanitation Auth. Wtr. & Swr. Series 2015, 4% 1/1/42	55,000	54,131
Lynchburg Econ. Dev.:
Series 2017 A, 4% 1/1/47	35,000	29,260
Series 2021, 3% 1/1/51	50,000	33,550
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	34,525
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (c)	30,000	32,143
Univ. of Virginia Gen. Rev. Series 2013 A, 4% 4/1/45	55,000	49,660
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Programs) Series 2017 E, 5% 2/1/25	125,000	130,021
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	10,408
Series 2017 E, 5% 2/1/24	45,000	46,103
Series 2019 C, 5% 2/1/30	45,000	49,297
Series 2017 A, 5% 2/1/24	60,000	61,471
Series 2019 C, 5% 2/1/25	65,000	67,611
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 5% 9/1/23	220,000	223,758
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	51,344
Series 2017, 3% 5/15/36	125,000	102,740
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	5,000	4,651
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	36,435
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 3% 8/1/30	100,000	95,894
Series 2016 A, 3% 8/1/35	15,000	12,942
Series 2019 A, 5% 8/1/29	60,000	66,285
Virginia Small Bus. Fing. Auth.:
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 3% 1/1/41 (b)	50,000	36,114
Series 2014, 4% 10/1/38	5,000	4,642
Series 2020 A, 3.375% 1/1/51	80,000	56,078
Virginia St Pub. Bldg. Auth. Pubf Series 2022 A, 5% 8/1/31	80,000	89,770
TOTAL VIRGINIA		2,004,693
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	48,031
5% 11/1/35	65,000	67,912
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	16,219
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/28	75,000	78,314
Series 2016 A, 5% 7/1/28	55,000	58,270
Series 2017 A, 5% 7/1/28	95,000	101,981
Series 2018 C, 5% 7/1/33	65,000	69,457
King County Gen. Oblig.:
Series 2015 E, 5% 12/1/29	45,000	47,224
Series 2021 A, 4% 1/1/26	50,000	51,224
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	30,374
King County Pub. Hosp. District #2 Series 2020 A, 4% 12/1/45	120,000	107,373
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	25,071
King County School District #403 Series 2020 A, 4% 12/1/35	100,000	100,482
King County Swr. Rev. Series 2020 A, 4% 1/1/44	225,000	204,393
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (b)	75,000	76,589
5% 5/1/25 (b)	65,000	67,094
Seattle Muni. Lt. & Pwr. Rev.:
Series 2019 A, 5% 4/1/42	100,000	105,204
Series 2020 A, 5% 7/1/27	90,000	96,614
Series 2021 A, 4% 7/1/43	100,000	91,083
Seattle Wtr. Sys. Rev. Series 2015, 4% 5/1/45	50,000	45,168
Thurston & Pierce Counties Cmnty. Schools Series 2019, 4% 12/1/35	50,000	50,484
Univ. of Washington Univ. Revs. Series 2012 C, 3.25% 7/1/43	135,000	106,792
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	10,000	10,162
Series 2014 B:
5% 8/1/29	25,000	25,380
5% 8/1/31	55,000	55,777
Series 2014 E, 5% 2/1/32	90,000	91,747
Series 2015 B, 5% 2/1/28	40,000	41,561
Series 2015 G, 5% 7/1/26	100,000	103,858
Series 2015 H:
5% 7/1/26	25,000	25,965
5% 7/1/29	15,000	15,556
Series 2016 B, 5% 7/1/32	50,000	52,280
Series 2016 C, 5% 2/1/35	30,000	31,256
Series 2018 D, 5% 8/1/28	30,000	32,336
Series 2020 A, 5% 1/1/26	20,000	21,107
Series 2020 E, 5% 6/1/45	55,000	57,687
Series 2021 A:
5% 8/1/29	75,000	82,904
5% 2/1/31	100,000	111,425
5% 8/1/43	175,000	184,816
Series 2021 C, 5% 2/1/28	170,000	184,447
Series R 2015 C, 5% 7/1/27	25,000	25,959
Washington Health Care Facilities Auth. Rev.:
Series 2012 A:
4% 10/1/34	115,000	109,859
5% 10/1/38	5,000	5,028
Series 2014 C, 4% 10/1/44	55,000	47,991
Series 2015 B, 5% 8/15/24	20,000	20,605
Series 2017 B, 3.5% 8/15/38	70,000	58,264
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	26,279
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	72,611
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,718
TOTAL WASHINGTON		3,175,931
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	17,019
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	145,000	128,923
TOTAL WEST VIRGINIA		145,942
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	45,755
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	4,020
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	41,753
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (b)	5,000	3,567
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	42,600
Series 2015 1, 5% 5/1/25	70,000	73,025
Series 2016 2, 5% 11/1/29	65,000	68,553
Series 2017 2, 5% 11/1/25	65,000	68,311
Series 3, 5% 11/1/31	25,000	26,645
Series A, 4% 5/1/27	20,000	20,523
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	10,302
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	49,545
3.5% 2/15/46	20,000	14,947
Series 2017 A, 5% 4/1/28	5,000	5,273
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	10,308	9,613
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	67,758
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	36,209
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	10,707
TOTAL WISCONSIN		599,106
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	24,641
TOTAL MUNICIPAL BONDS (Cost $91,566,726)		83,312,506

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.29% (e)(f) (Cost $1,777,988)	1,777,644	1,778,009

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $93,344,714)	85,090,515
NET OTHER ASSETS (LIABILITIES) - 0.2%	186,085
NET ASSETS - 100.0%	85,276,600

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	2,705,986	4,981,023	5,909,000	2,844	-	-	1,778,009	0.1%
Total	2,705,986	4,981,023	5,909,000	2,844	-	-	1,778,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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